CONCENTRATIONS (Details Narrative) - Customers	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Number of customers	4
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	91.00%	91.00%